Leases - Changes in Lease Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020	Mar. 28, 2021	Mar. 29, 2020
Lease liabilities
Balance at beginning of period	$ 227.9	$ 0.0
Initial application of IFRS 16		150.8
Additions	77.8	93.4
Lease modifications	(0.2)	3.6
Principal payments	(38.8)	(24.7)
Impact of foreign currency translation	(11.9)	4.8
Balance at end of period	254.8	227.9
Current lease liabilities			$ 45.2	$ 35.9
Non-current lease liabilities			209.6	192.0
Lease liabilities	254.8	227.9	254.8	227.9
Lease payments not included in the measurement of lease liabilities	19.5	17.5
Retail stores
Lease liabilities
Balance at beginning of period	176.3	0.0
Initial application of IFRS 16		107.8
Additions	74.8	81.5
Lease modifications	1.1	0.9
Principal payments	(30.6)	(18.4)
Impact of foreign currency translation	(10.6)	4.5
Balance at end of period	211.0	176.3
Current lease liabilities			36.2	27.5
Non-current lease liabilities			174.8	148.8
Lease liabilities	176.3	176.3	211.0	176.3
Manufacturing facilities
Lease liabilities
Balance at beginning of period	34.7	0.0
Initial application of IFRS 16		29.4
Additions	0.0	6.7
Lease modifications	0.0	2.7
Principal payments	(4.8)	(4.1)
Impact of foreign currency translation	0.0	0.0
Balance at end of period	29.9	34.7
Current lease liabilities			5.1	5.0
Non-current lease liabilities			24.8	29.7
Lease liabilities	29.9	34.7	29.9	34.7
Other
Lease liabilities
Balance at beginning of period	16.9	0.0
Initial application of IFRS 16		13.6
Additions	3.0	5.2
Lease modifications	(1.3)	0.0
Principal payments	(3.4)	(2.2)
Impact of foreign currency translation	(1.3)	0.3
Balance at end of period	13.9	16.9
Current lease liabilities			3.9	3.4
Non-current lease liabilities			10.0	13.5
Lease liabilities	$ 16.9	$ 16.9	$ 13.9	$ 16.9